Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Trocars
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of lease term or useful life of the improvement
Office Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years